Statements Of Operations (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
EXPENSES
Organization expenses	$ 70,714
General and administrative expenses	74,638	223,214
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDER	$ (145,352)	$ (223,214)